Other Long-Term Liabilities (Narrative) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other Liabilities, Noncurrent	$ 50,865	$ 58,616
Accrued lease liability	10,700	10,700
Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other Liabilities, Noncurrent	$ 120	$ 0